Intangible Asset (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net	$ 4,604,359	$ 4,962,834
Remaining useful life of intangible asset	19 years
Amortization expense	$ 245,238